Expense Example, No Redemption {- Fidelity Corporate Bond Fund} - 08.31 Fidelity Corporate Bond Fund AMCIZ PRO-09 - Fidelity Corporate Bond Fund	Oct. 30, 2020 USD ($)
Fidelity Advisor Corporate Bond Fund: Class A
Expense Example, No Redemption:
1 Year	$ 475
3 Years	636
5 Years	811
10 Years	1,316
Fidelity Advisor Corporate Bond Fund: Class M
Expense Example, No Redemption:
1 Year	480
3 Years	651
5 Years	837
10 Years	1,373
Fidelity Advisor Corporate Bond Fund: Class C
Expense Example, No Redemption:
1 Year	157
3 Years	486
5 Years	839
10 Years	1,834
Fidelity Advisor Corporate Bond Fund: Class I
Expense Example, No Redemption:
1 Year	51
3 Years	160
5 Years	280
10 Years	628
Fidelity Advisor Corporate Bond Fund: Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	123
5 Years	219
10 Years	$ 500